NOTE PAYABLE (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total	$ 2,376,990	$ 1,197,680	$ 364,306
Senior Secured Promissory Note [Member]
Total			100,000
Unsecured Promissory Demand Note [Member]
Total	5,000	5,000	5,000
Promissory Demand Note [Member]
Total	150,000	150,000	150,000
Unsecured Promissory Demand Note One [Member]
Total	109,306	109,306	109,306
Unsecured Promissory Demand Note Two [Member]
Total	3,474	3,474
Senior Secured Promissory Note One [Member]
Total		250,000
Senior Secured Promissory Note Two [Member]
Total		54,900
Senior Secured Promissory Note Three [Member]
Total	25,000	50,000
Senior Secured Promissory Note Four [Member]
Total		275,000
Senior Secured Promissory Note Five [Member]
Total	300,000	300,000
Demand Promissory Notes [Member]
Total	100,000
Discount Senior Secured Convertible Promissory Note One [Member]
Total	842,105
Discount Senior Secured Convertible Promissory Note Two [Member]
Total	$ 842,105